Other long- term liabilities	12 Months Ended
Dec. 31, 2018
Other Long term Liabilities [Abstract]
Other Long Term Liabilities [Text Block]
18. Other long-term liabilities

The other long term liabilities, as of December 31, 2018 and 2017, were as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Advances for value added tax	$—	$5,710
Other long-term liabilities	99	83
Total other long-term liabilities	$99	$5,793

The remaining advances for value added tax is reflected as a current liability. Refer to note 16.